Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Chazen		Stavros		Average	Average
					Summary	Compensation	Value of Initial Fixed $100
					Compensation	Actually Paid	Investment Based on:			Company
	Summary	Compensation	Summary	Compensation	Table Total	to Non-PEO	Company	Peer Group	Company	Selected
	Compensation	Actually	Compensation	Actually	for Non-PEO	Named	Total	Total	Net Income	Measure:
	Table	Paid to	Table	Paid to	Named	Executive	Stockholder	Stockholder	(Loss)	Operating
Year	Total for	PEO 1	Total for	PEO 2	Executive	Officers	Return	Return	(in thousands)	Margin
(1)	PEO 1	(2)	PEO 2	(3)	Officers	(4)	(5)	(6)	(7)	(8)
2023	n/a	n/a	$5,457,370	$4,321,974	$2,210,315	$1,782,860	$176.99	$159.64	$442,604	45%
2022	$308,927	$308,927	$3,662,058	$5,922,767	$1,744,762	$2,698,019	$190.88	$154.15	$1,050,249	63%
2021	$349,162	$349,162	n/a	n/a	$2,443,348	$8,179,867	$150.88	$106.05	$559,716	56%
2020	$255,462	$255,462	n/a	n/a	$1,692,176	$(16,291)	$56.15	$63.60	$(1,868,983)	(102)%
(1)	We have never sponsored or maintained any defined benefit or actuarial pension plans, and therefore no pension value adjustments were made to the compensation actually paid amounts set forth in this table. To date, we have not granted any option awards to any Named Executive Officer. The Company began paying dividends in 2021.

Fair value amounts included in the table above and in the following footnotes are computed in accordance with FASB ASC 718 and, for any awards subject to market conditions, the fair value as of a given date was calculated based upon the probable outcome of such conditions as of such date. In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables above. For PSUs with a relative TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant. The range of estimates used in the Monte Carlo calculations are as follows: (a) for PSUs granted in 2019, (i) expected volatility of 87.06 percent and risk-free interest rate of 0.10 percent as of December 31, 2020, and (ii) expected volatility of 35.04 percent and risk-free interest rate of 1.57 percent as of December 31, 2019; (b) for PSUs granted in 2020, (i) expected volatility of 51.94 percent and risk-free interest rate of 0.39 percent as of December 31, 2021, and (ii) expected volatility of 66.73 percent and risk-free interest rate of 0.13 percent as of December 31, 2020; and (c) for PSUs granted in 2023, expected volatility of 44.65 percent and risk-free interest rate of 4.13 percent as of December 31, 2023. For a discussion of the assumptions made in the valuation of these awards at grant, see Note 13—Stock Based Compensation to our audited financial statements included in our 2023 Form 10-K and in our Form 10-Ks for prior years, as applicable.

(2)	Mr. Chazen, who served as our Chairman, President and Chief Executive Officer from the date of our Business Combination until September 20, 2022, is included as PEO 1 for fiscal years 2022, 2021, and 2020. He received no equity awards from the Company during his tenure. As a result, no amounts have been deducted from or added to the Summary Compensation Table Total amounts reported for him in the preceding column, and therefore the compensation actually paid to Mr. Chazen during fiscal years 2022, 2021, and 2020 is identical to the Summary Compensation Table total amounts for such fiscal years.
(3)	Mr. Stavros was appointed as our President and Chief Executive Officer effective September 21, 2022 and is included as PEO 2 for fiscal years 2022 and 2023. From the Summary Compensation Table Total amount reported for him in the preceding column, the following amounts were deducted and added for him for 2022 and 2023 as indicated below:

	Deducted:	Added:	Added:	Added:	Added:	Subtracted:	Added:
Change in
			Fair Value		Change in	Fair Value of	Dollar Value of
			(from End of		Fair Value	Prior Years'	any Dividends
		Fair Value	Prior Fiscal		(from End of	Stock Awards	Paid on
		of Covered	Year) of		Prior Year)	that Failed to	Unvested Stock
	Aggregate	Year Stock	Prior Years’	Fair Value	of Prior	Meet	Awards during
	Grant Date	Awards	Stock	of Covered	Years’ Stock	Applicable	Covered Year
	Fair Value of	Outstanding	Awards	Year Stock	Awards that	Vesting	Not Otherwise
	Stock Awards	and	Outstanding	Awards that	Vested	Conditions	Included in
	Granted	Unvested as	and Unvested	Vested During	during	during the	Total
	During the	of End of	as of End of	the Covered	Covered	Covered Year	Compensation	TOTAL
	Covered	Covered	Covered	Year as of the	Year as of the	at End of	for the	CAP EQUITY
Year	Year	Year	Year	Vesting Date	Vesting Date	Covered Year	Covered Year	VALUE
2023	$3,692,755	$2,958,998	$(506,170)	n/a	$(149,178)	n/a	$253,709	$2,557,359
2022	$1,997,089	$2,444,663	$1,250,557	n/a	$418,807	n/a	$143,771	$4,257,797

(4)	For fiscal years 2022 and 2023, the calculation of the average compensation of non-PEO Named Executive Officers includes compensation information for Messrs. Corales, Yang, and Millican. For fiscal years 2021 and 2020, the calculation of the average compensation of non-PEO Named Executive Officers includes compensation information for Messrs. Stavros, Yang, and Millican. From the Average Summary Compensation Table Total amounts reported in the preceding column, the following average amounts were deducted and added for such individuals in the relevant years as indicated below:

	Deducted:	Added:	Added:	Added:	Added:	Subtracted:	Added:
Fair
Value of
			Change in	Covered
			Fair Value	Year	Change in	Fair Value of	Dollar Value of
			(from End of	Stock	Fair Value	Prior Years'	any Dividends
		Fair Value	Prior Fiscal	Awards	(from End of	Stock Awards	Paid on
		of Covered	Year) of	that	Prior Year)	that Failed to	Unvested Stock
		Year Stock	Prior Years’	Vested	of Prior	Meet	Awards during
		Awards	Stock	during	Years’ Stock	Applicable	Covered Year
		Outstanding	Awards	the	Awards that	Vesting	Not Otherwise
	Aggregate Grant	and	Outstanding	Covered	Vested	Conditions	Included in
	Date Fair Value	Unvested as	and Unvested	Year as	during	during the	Total
	of Stock Awards	of End of	as of End of	of the	Covered	Covered Year	Compensation	TOTAL
	Granted During	Covered	Covered	Vesting	Year as of the	at End of	for the	CAP EQUITY
Year	the Covered Year	Year	Year	Date	Vesting Date	Covered Year	Covered Year	VALUE
2023	$1,296,891	$1,039,196	$(209,568)	n/a	$(61,394)	n/a	$101,202	$869,436
2022	$853,057	$1,043,259	$509,488	n/a	$191,498	n/a	$62,069	$1,806,314
2021	$1,443,129	$2,917,453	$2,838,801	n/a	$1,406,855	n/a	$16,539	$7,179,648
2020	$997,365	$1,064,297	$(1,317,289)	n/a	$(458,110)	n/a	n/a	$(711,102)

(5)	Assumes an investment of $100 was made in the Company's Class A Common Stock on December 31, 2019, and measures cumulative total stockholder return (including the reinvestment of dividends) from that date through and including December 31 of the specified year.
(6)	Assumes an investment of $100 was made in the S&P Oil & Gas Exploration and Production ETF on December 31, 2019, and measures cumulative total stockholder return (including the reinvestment of dividends) from that date through and including December 31 of the specified year.
(7)	Reflects the Company’s net income reflected in the Company’s audited GAAP financial statements for each specified fiscal year.
(8)	Reflects the Company’s operating margin for each specified fiscal year. Please refer to “Compensation Discussion and Analysis—2023 Compensation Decisions—Annual Incentive Program” for information regarding how we calculate operating margin. In determining operating margin for purposes of (a) our 2020 Bonus Program and as reported in the table above, the Compensation Committee excluded approximately $1.38 billion related to impairment of oil and natural gas properties; and (b) our 2023 Bonus Program and as reported in the table above, the Compensation Committee excluded approximately $15.7 million related to a proved property impairment related to a natural gas property located in St. Martin Parish, Louisiana. No exclusions were made for 2021 or 2022.

Company Selected Measure Name	operating margin
Named Executive Officers, Footnote
(2)	Mr. Chazen, who served as our Chairman, President and Chief Executive Officer from the date of our Business Combination until September 20, 2022, is included as PEO 1 for fiscal years 2022, 2021, and 2020. He received no equity awards from the Company during his tenure. As a result, no amounts have been deducted from or added to the Summary Compensation Table Total amounts reported for him in the preceding column, and therefore the compensation actually paid to Mr. Chazen during fiscal years 2022, 2021, and 2020 is identical to the Summary Compensation Table total amounts for such fiscal years.
(3)	Mr. Stavros was appointed as our President and Chief Executive Officer effective September 21, 2022 and is included as PEO 2 for fiscal years 2022 and 2023. From the Summary Compensation Table Total amount reported for him in the preceding column, the following amounts were deducted and added for him for 2022 and 2023 as indicated below:
(4)	For fiscal years 2022 and 2023, the calculation of the average compensation of non-PEO Named Executive Officers includes compensation information for Messrs. Corales, Yang, and Millican. For fiscal years 2021 and 2020, the calculation of the average compensation of non-PEO Named Executive Officers includes compensation information for Messrs. Stavros, Yang, and Millican. From the Average Summary Compensation Table Total amounts reported in the preceding column, the following average amounts were deducted and added for such individuals in the relevant years as indicated below:

Peer Group Issuers, Footnote
(6)	Assumes an investment of $100 was made in the S&P Oil & Gas Exploration and Production ETF on December 31, 2019, and measures cumulative total stockholder return (including the reinvestment of dividends) from that date through and including December 31 of the specified year.

Adjustment To PEO Compensation, Footnote	From the Summary Compensation Table Total amount reported for him in the preceding column, the following amounts were deducted and added for him for 2022 and 2023 as indicated below:

	Deducted:	Added:	Added:	Added:	Added:	Subtracted:	Added:
Change in
			Fair Value		Change in	Fair Value of	Dollar Value of
			(from End of		Fair Value	Prior Years'	any Dividends
		Fair Value	Prior Fiscal		(from End of	Stock Awards	Paid on
		of Covered	Year) of		Prior Year)	that Failed to	Unvested Stock
	Aggregate	Year Stock	Prior Years’	Fair Value	of Prior	Meet	Awards during
	Grant Date	Awards	Stock	of Covered	Years’ Stock	Applicable	Covered Year
	Fair Value of	Outstanding	Awards	Year Stock	Awards that	Vesting	Not Otherwise
	Stock Awards	and	Outstanding	Awards that	Vested	Conditions	Included in
	Granted	Unvested as	and Unvested	Vested During	during	during the	Total
	During the	of End of	as of End of	the Covered	Covered	Covered Year	Compensation	TOTAL
	Covered	Covered	Covered	Year as of the	Year as of the	at End of	for the	CAP EQUITY
Year	Year	Year	Year	Vesting Date	Vesting Date	Covered Year	Covered Year	VALUE
2023	$3,692,755	$2,958,998	$(506,170)	n/a	$(149,178)	n/a	$253,709	$2,557,359
2022	$1,997,089	$2,444,663	$1,250,557	n/a	$418,807	n/a	$143,771	$4,257,797

Non-PEO NEO Average Total Compensation Amount	$ 2,210,315	$ 1,744,762	$ 2,443,348	$ 1,692,176
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,782,860	2,698,019	8,179,867	(16,291)
Adjustment to Non-PEO NEO Compensation Footnote	From the Average Summary Compensation Table Total amounts reported in the preceding column, the following average amounts were deducted and added for such individuals in the relevant years as indicated below:

	Deducted:	Added:	Added:	Added:	Added:	Subtracted:	Added:
Fair
Value of
			Change in	Covered
			Fair Value	Year	Change in	Fair Value of	Dollar Value of
			(from End of	Stock	Fair Value	Prior Years'	any Dividends
		Fair Value	Prior Fiscal	Awards	(from End of	Stock Awards	Paid on
		of Covered	Year) of	that	Prior Year)	that Failed to	Unvested Stock
		Year Stock	Prior Years’	Vested	of Prior	Meet	Awards during
		Awards	Stock	during	Years’ Stock	Applicable	Covered Year
		Outstanding	Awards	the	Awards that	Vesting	Not Otherwise
	Aggregate Grant	and	Outstanding	Covered	Vested	Conditions	Included in
	Date Fair Value	Unvested as	and Unvested	Year as	during	during the	Total
	of Stock Awards	of End of	as of End of	of the	Covered	Covered Year	Compensation	TOTAL
	Granted During	Covered	Covered	Vesting	Year as of the	at End of	for the	CAP EQUITY
Year	the Covered Year	Year	Year	Date	Vesting Date	Covered Year	Covered Year	VALUE
2023	$1,296,891	$1,039,196	$(209,568)	n/a	$(61,394)	n/a	$101,202	$869,436
2022	$853,057	$1,043,259	$509,488	n/a	$191,498	n/a	$62,069	$1,806,314
2021	$1,443,129	$2,917,453	$2,838,801	n/a	$1,406,855	n/a	$16,539	$7,179,648
2020	$997,365	$1,064,297	$(1,317,289)	n/a	$(458,110)	n/a	n/a	$(711,102)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

(1)	Excludes (a) for 2020, approximately $1.38 billion related to impairment of oil and natural gas properties; and (b) for 2023, approximately $15.7 million related to a proved property impairment related to a natural gas property located in St. Martin Parish, Louisiana. No exclusions were made for 2021 or 2022.

Total Shareholder Return Vs Peer Group
Tabular List, Table

In the Company’s assessment, the financial performance measures set forth in the table below represent the most important financial performance measures used by the Company for 2023 to link compensation actually paid to the Company’s Named Executive Officers to Company performance. Please refer to the “Compensation Discussion and Analysis” for additional information.

Most Important Performance Measures to Determine 2023 Compensation Actually Paid
Operating Margin
Free Cash Flow Percentage
Relative Total Stockholder Return

Total Shareholder Return Amount	$ 176.99	190.88	150.88	56.15
Peer Group Total Shareholder Return Amount	159.64	154.15	106.05	63.60
Net Income (Loss)	$ 442,604,000	$ 1,050,249,000	$ 559,716,000	$ (1,868,983,000)
Company Selected Measure Amount	45	63	56	(102)
PEO Name	Mr. Stavros
Additional 402(v) Disclosure

	Chazen		Stavros		Average	Average
					Summary	Compensation	Value of Initial Fixed $100
					Compensation	Actually Paid	Investment Based on:			Company
	Summary	Compensation	Summary	Compensation	Table Total	to Non-PEO	Company	Peer Group	Company	Selected
	Compensation	Actually	Compensation	Actually	for Non-PEO	Named	Total	Total	Net Income	Measure:
	Table	Paid to	Table	Paid to	Named	Executive	Stockholder	Stockholder	(Loss)	Operating
Year	Total for	PEO 1	Total for	PEO 2	Executive	Officers	Return	Return	(in thousands)	Margin
(1)	PEO 1	(2)	PEO 2	(3)	Officers	(4)	(5)	(6)	(7)	(8)
2023	n/a	n/a	$5,457,370	$4,321,974	$2,210,315	$1,782,860	$176.99	$159.64	$442,604	45%
2022	$308,927	$308,927	$3,662,058	$5,922,767	$1,744,762	$2,698,019	$190.88	$154.15	$1,050,249	63%
2021	$349,162	$349,162	n/a	n/a	$2,443,348	$8,179,867	$150.88	$106.05	$559,716	56%
2020	$255,462	$255,462	n/a	n/a	$1,692,176	$(16,291)	$56.15	$63.60	$(1,868,983)	(102)%
(1)	We have never sponsored or maintained any defined benefit or actuarial pension plans, and therefore no pension value adjustments were made to the compensation actually paid amounts set forth in this table. To date, we have not granted any option awards to any Named Executive Officer. The Company began paying dividends in 2021.

Fair value amounts included in the table above and in the following footnotes are computed in accordance with FASB ASC 718 and, for any awards subject to market conditions, the fair value as of a given date was calculated based upon the probable outcome of such conditions as of such date. In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the tables above. For PSUs with a relative TSR metric, the fair values as of each measurement date (prior to the end of the performance period) were determined using a Monte Carlo simulation pricing model, with assumptions and methodologies that are generally consistent with those used to estimate fair value at grant. The range of estimates used in the Monte Carlo calculations are as follows: (a) for PSUs granted in 2019, (i) expected volatility of 87.06 percent and risk-free interest rate of 0.10 percent as of December 31, 2020, and (ii) expected volatility of 35.04 percent and risk-free interest rate of 1.57 percent as of December 31, 2019; (b) for PSUs granted in 2020, (i) expected volatility of 51.94 percent and risk-free interest rate of 0.39 percent as of December 31, 2021, and (ii) expected volatility of 66.73 percent and risk-free interest rate of 0.13 percent as of December 31, 2020; and (c) for PSUs granted in 2023, expected volatility of 44.65 percent and risk-free interest rate of 4.13 percent as of December 31, 2023. For a discussion of the assumptions made in the valuation of these awards at grant, see Note 13—Stock Based Compensation to our audited financial statements included in our 2023 Form 10-K and in our Form 10-Ks for prior years, as applicable.

Impairment of Oil and Gas Properties	$ 15,700,000	$ 0	$ 0	$ 1,380,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Margin
Non-GAAP Measure Description
(8)	Reflects the Company’s operating margin for each specified fiscal year. Please refer to “Compensation Discussion and Analysis—2023 Compensation Decisions—Annual Incentive Program” for information regarding how we calculate operating margin. In determining operating margin for purposes of (a) our 2020 Bonus Program and as reported in the table above, the Compensation Committee excluded approximately $1.38 billion related to impairment of oil and natural gas properties; and (b) our 2023 Bonus Program and as reported in the table above, the Compensation Committee excluded approximately $15.7 million related to a proved property impairment related to a natural gas property located in St. Martin Parish, Louisiana. No exclusions were made for 2021 or 2022.

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow Percentage
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
PSUs granted in 2019
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				87.06%	35.04%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				0.10%	1.57%
PSUs granted in 2020
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			51.94%	66.73%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.39%	0.13%
PSUs granted in 2023
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	44.65%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.13%
Mr. Chazen
Pay vs Performance Disclosure
PEO Total Compensation Amount		308,927	$ 349,162	$ 255,462
PEO Actually Paid Compensation Amount		308,927	349,162	255,462
Mr. Stavros
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,457,370	3,662,058
PEO Actually Paid Compensation Amount	4,321,974	5,922,767
PEO | Mr. Stavros | Deducted: Aggregate Grant Date Fair Value of Stock Awards Granted During the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,692,755)	(1,997,089)
PEO | Mr. Stavros | TOTAL CHANGE IN VALUE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,557,359	4,257,797
PEO | Mr. Stavros | Added: Change in Fair Value (from End of Prior Year) of Prior Years' Stock Awards that Vested during Covered Year as of the Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,178)	418,807
PEO | Mr. Stavros | Added: Change in Fair Value (from End of Prior Fiscal Year) of Prior Years' Stock Awards Outstanding and Unvested as of End of Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(506,170)	1,250,557
PEO | Mr. Stavros | Added: Fair Value of Covered Year Stock Awards Outstanding and Unvested as of End of Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,958,998	2,444,663
PEO | Mr. Stavros | Added: Dollar Value of any Dividends Paid on Unvested Stock Awards during Covered Year Not Otherwise Included in Total Compensation for the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	253,709	143,771
Non-PEO NEO | Deducted: Aggregate Grant Date Fair Value of Stock Awards Granted During the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,296,891)	(853,057)	(1,443,129)	(997,365)
Non-PEO NEO | TOTAL CHANGE IN VALUE
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	869,436	1,806,314	7,179,648	(711,102)
Non-PEO NEO | Added: Change in Fair Value (from End of Prior Year) of Prior Years' Stock Awards that Vested during Covered Year as of the Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,394)	191,498	1,406,855	(458,110)
Non-PEO NEO | Added: Change in Fair Value (from End of Prior Fiscal Year) of Prior Years' Stock Awards Outstanding and Unvested as of End of Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(209,568)	509,488	2,838,801	(1,317,289)
Non-PEO NEO | Added: Fair Value of Covered Year Stock Awards Outstanding and Unvested as of End of Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,039,196	1,043,259	2,917,453	$ 1,064,297
Non-PEO NEO | Added: Dollar Value of any Dividends Paid on Unvested Stock Awards during Covered Year Not Otherwise Included in Total Compensation for the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 101,202	$ 62,069	$ 16,539